DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for the Dreyfus Premier State Municipal Bond Fund -- Texas Series for the six-month reporting period ended October 31, 1998, as shown in the following table:

                                                                                                          ANNUALIZED

                                                                         TOTAL RETURN*                DISTRIBUTION RATE**
                                                                         ___________                   _______________
        Class A shares . . . . . . . . . . . . . . . . . . . .              4.51%                           4.38%

        Class B shares . . . . . . . . . . . . . . . . . . . .              4.21%                           4.09%

        Class C shares . . . . . . . . . . . . . . . . . . . .              4.12%                           3.84%

ECONOMY REVIEW

  In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board (the "Fed") earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C. is the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced the target rate by an additional 25 basis points, putting the Federal Funds rate at 5.0%.

  Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

  The Fed' s responsibility is to enact monetary policy that is anticipatory of future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear, and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and worker inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

MARKET ENVIRONMENT

  The supply of new issues in Texas has been rather strong over the last six months. The Fund has been able to make selective purchases of new-issue debt at attractive levels because of this heavy supply. On the other hand, demand remained strong only through September and is not expected to increase until early in 1999. The Fund intends to take advantage of this excess supply by purchasing bonds in the secondary market where issues often can be bought at extremely attractive levels.

  Municipals  are still considered to be a very good investment when compared to
U. S. Treasury bonds. A twenty-year insured AAA rated tax-exempt municipal bond currently yields over 95% of the taxable thirty-year U. S. Treasury bond. Over the last year, municipals have averaged 89% of Treasuries. New issue supply normally declines as we approach the end of the year, while demand should increase because of heavy interest payments and bond maturities on January 1, 1999. If that scenario recurs, municipals may then have a good chance of outperforming the Treasury market.

PORTFOLIO OVERVIEW

  In general, the Fund has maintained an aggressive investment posture and has continued to purchase discounted securities, which we expect to perform well in an improving market. Over the last six months, interest rates declined through September but then retraced most of this decline in October. The Fund anticipated a late summer rally and positioned itself to take advantage of strong retail demand for bonds during this time frame. By October, retail demand for discounts had begun to decline and the Fund became more defensive. At the end of October, interest rates had backed up to a point where the Fund began to purchase discounts again. This strategy will remain in place as long as
discounts    can    be    purchased    at    attractive    yields.

  The Fund is constantly selling bonds priced at modest discounts, which have achieved our price objective and are yielding a low return. Certain types of investors tend to favor this type of bond, so the Fund can frequently take advantage of this situation. Since the Fund is either buying deeper discounts or premiums at attractive yields, it can afford to sell these issues when they become slight discounts because they have achieved our performance goals

  Lower rated issues have remained fairly expensive when compared to insured securities. The Fund continues to take advantage of this tight spread relationship by favoring higher rated securities, which are more liquid. This strategy will continue to give the Fund more flexibility to react to a weak
market,    which    can    experience    liquidity    constraints.

The Fund's Class A shares had a six-month total return as of October 31, 1998, of 4.51% ,* which compares favorably to the Lipper Texas Municipal Bond average of 4.43% . Because the Fund purchased discounts over the last six months while interest rates fell, it was able to take advantage of an improving market that occurred through September. The Fund is anticipating a strong demand for Texas issues in early 1999 and is positioning the Fund to take advantage of this opportunity in late 1998.

  Included in the report is a series of detailed statements about your Fund's holdings and its financial condition. We hope you find them informative. Please know that we appreciate greatly your continued confidence in the Fund and in The
Dreyfus    Corporation.

               Very truly yours,



               [Richard J. Moynihan logo signature]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

November 16, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Income may be subject to state and local income taxes for non-Texas residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized) , divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.


DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Long-Term Municipal Investments--96.5%                                                              Amount           Value
-------------------------------------------------------                                          ____________      ____________
Texas--93.9%

Amarillo Health Facilities Corp., HR (High Plains Baptist Hospital)

   6.562%, 1/3/2022 (Insured; FSA) (Prerefunded 1/28/2002) (a) . . . . . . . . . . . . . .       $  4,500,000      $  4,947,660

Brazos County Housing Finance Corp., SFMR, Refunding

   5.75%, 3/1/2017   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,000            15,646

Brazos Higher Education Authority Inc., Student Loan Revenue, Refunding

   6.80%, 12/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            700,000           782,089

Clear Creek Independent School District (Permanent School Fund Guaranteed)

   4.25%, 2/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,575,000         1,524,946

Clint Independent School District, Refunding (Permanent School Fund Guaranteed)

   7%, 3/1/2015 (Prerefunded 3/1/1999) (a) . . . . . . . . . . . . . . . . . . . . . . . .             75,000            76,007

   7%, 3/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            675,000           683,262

Coastal Water Authority, Water Conveyance System Revenue, Refunding

   6.25%, 12/15/2017 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . .          5,885,000         6,367,923

Dallas-Fort Worth Regional Airport, Joint Revenue

   6.625%, 11/1/2021 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,336,600

Denison Hospital Authority, HR

   (Texoma Medical Center Project) 6.125%, 8/15/2017 . . . . . . . . . . . . . . . . . . .          1,000,000         1,064,290

El Paso:

   5%, 8/15/2018 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,130,000         2,135,559

   Certificate of Obligation:

       4.75%, 8/15/2018 (Insured; FGIC) (b)  . . . . . . . . . . . . . . . . . . . . . . .          1,560,000         1,527,552

       5%, 8/15/2018 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,685,000         1,689,398

El Paso Housing Authority, Multi-Family Revenue

   (Section 8 Projects) 6.25%, 12/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . .          2,510,000         2,673,526

El Paso Independent School District, Refunding (Permanent School Fund
Guaranteed)

   Zero Coupon, 8/15/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000           465,250

Grape Creek-Pulliam Independent School District

  Public Facility Corp., School Facility LR

   7.25%, 5/15/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,200,000         2,504,502

Gulf Coast Waste Disposal Authority, SWDR

  (Champion International Corp. Project):

       7.25%, 4/1/2017 (Prerefunded 4/1/2002) (a)  . . . . . . . . . . . . . . . . . . . .            440,000           495,282

       7.25%, 4/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            560,000           609,784

Gunter Independent School District, Refunding (Permanent School Fund Guaranteed

   6.05%, 8/15/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,020,000         1,125,539

Hillsboro Independent School District, Refunding (Permanent School Fund
Guaranteed)

   5.25%, 8/15/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,750,000         1,765,190

Houston:

  Airport System Special Facilities Revenue

       (Automated People Mover Project) 5.375%, 7/15/2009 (Insured; FSA) . . . . . . . . .          2,000,000         2,134,440

   Water and Sewer System Revenue, Refunding (Junior Lien)

       5.25%, 12/1/2025 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,625,000         2,669,074

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                          Amount           Value
-------------------------------------------------------                                          ____________      ____________


Texas (continued)

Houston Independent School District (Permanent School Fund Guaranteed)

   Zero Coupon, 8/15/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  3,000,000      $  1,319,880

Irving Independent School District (Permanent School Fund Guaranteed):

   Zero Coupon, 2/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,985,000         1,195,665

   Refunding, Zero Coupon, 2/15/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000           425,730

Lakeway Municipal Utility District, Refunding

   Zero Coupon, 9/1/2013 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . .          1,850,000           912,624

Leon County, PCR, Refunding (Nucor Corp. Project) 7.375%, 8/1/2009 . . . . . . . . . . . .            750,000           824,543

Misson Consolidated Independent School District

   (Permanent School Fund Guaranteed) 5%, 2/15/2016  . . . . . . . . . . . . . . . . . . .          2,485,000         2,507,812

Montgomery County Health Facilities Development Corp., Hospital Mortgage Revenu

   (Woodlands Medical Center Project) 8.85%, 8/15/2014 (Prerefunded 8/15/1999) (a) . . . .            545,000           579,684

North Texas Higher Education Authority, Inc., Student Loan Revenue

   7.25%, 4/1/2003 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,061,650

Port of Bay City Authority, Matagorda County Revenue

   (Hoechst Celanese Corp. Project) 6.50%, 5/1/2026  . . . . . . . . . . . . . . . . . . .          3,500,000         3,914,330

Round Rock Independent School District (Permanent School Fund Guaranteed)

   4.50%, 8/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,950,000         1,870,362

Texas (Veterans Housing Assistance) 6.80%, 12/1/2023 . . . . . . . . . . . . . . . . . . .          2,725,000         2,944,226

Texas Department Housing and Community Affairs, MFHR

   (Harbors and Plumtree) 6.35%, 7/1/2016  . . . . . . . . . . . . . . . . . . . . . . . .          1,300,000         1,382,888

Texas Higher Education Coordinating Board, College Student Loan Revenue

   7.30%, 10/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            525,000           575,279

Texas National Research Laboratory Commission Financing Corp., LR

   (Superconducting Super Collider) 6.95%, 12/1/2012 . . . . . . . . . . . . . . . . . . .            700,000           848,015

Texas Public Property Finance Corp., Revenue (Mental Health and Retardation)

   8.875%, 9/1/2011 (Prerefunded 9/1/2001) (a) . . . . . . . . . . . . . . . . . . . . . .            455,000           525,175

Texas Southern University, Revenue 5.75%, 8/1/2018 (Insured; MBIA) . . . . . . . . . . . .          3,490,000         3,668,374

Texas, University System Revenue Financing System

   4.75%, 3/15/2016 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,370,000         4,301,216

Texas Water Development Board, Revenue (State Revolving Fund)

   4.75%, 7/15/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000           966,400

Texoma Housing Finance Corp., SFMR, Refunding

   5.75%, 9/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            235,000           242,088

Tomball Hospital Authority, Revenue, Refunding 6%, 7/1/2013. . . . . . . . . . . . . . . .          5,000,000         5,179,850

Tyler Health Facility Development Corp., HR

   (East Texas Medical Center Regional Health) 6.625%, 11/1/2011 . . . . . . . . . . . . .          1,680,000         1,800,641

Waller Consolidated Independent School District

   (Permanent School Fund Guaranteed) 5.25%, 2/15/2021 . . . . . . . . . . . . . . . . . .          1,000,000         1,012,020

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                          Amount           Value
-------------------------------------------------------                                          ____________      ____________

Texas (continued)

Waxahachie Community Development Corp., Sales Tax Revenue:

   Zero Coupon, 8/1/2020 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .       $  1,430,000     $     440,683

   Zero Coupon, 8/1/2023 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000           255,420

West Side Calhoun County Navigation District, SWDR

   (Union Carbide Chemical and Plastics) 8.20%, 3/15/2021  . . . . . . . . . . . . . . . .            500,000           547,985

U.S. Related--2.6%

Puerto Rico Highway Transportation Authority, Highway Revenue

   5.50%, 7/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,090,620

                                                                                                                  _____________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $73,103,565)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $77,986,679

                                                                                                                  _____________


Short-Term Municipal Investments--4.3%
-------------------------------------------------------

Texas:

Harris County Health Facilities Development Corp., HR, VRDN

   (Methodist Hospital) 3.70%, (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  1,300,000      $  1,300,000

Harris County Industrial Development Corp., PCR, VRDN:

   (Exxon Project) 3.70% (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,100,000         1,100,000

   (Shell Oil Co. Project) Refunding 3.70% (c) . . . . . . . . . . . . . . . . . . . . . .          1,100,000         1,100,000

                                                                                                                  _____________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $3,500,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $  3,500,000

                                                                                                                  _____________


TOTAL INVESTMENTS (cost $76,603,565) . . . . . . . . . . . . . . . . . . . . . . . . . .               100.8%       $81,486,679

                                                                                                      _______     _____________


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . .                 (.8%)   $     (630,037)

                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              100.0%        $80,856,642

                                                                                                      _______     _____________

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

Summary    of    Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           MFHR        Multi-Family Housing Revenue

FGIC        Financial Guaranty Insurance Company                    PCR         Pollution Control Revenue

FSA         Financial Security Assurance                            SFMR        Single Family Mortgage Revenue

HR          Hospital Revenue                                        SWDR        Solid Waste Disposal Revenue

LR          Lease Revenue                                           VRDN        Variable Rate Demand Notes

MBIA        Municipal Bond Investors Assurance

              Insurance Corporation



Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

______                             _______                           ________________                _________________

AAA                                Aaa                               AAA                                 60.7%

AA                                 Aa                                AA                                    4.6

A                                  A                                 A                                    14.0

BBB                                Baa                               BBB                                  15.0

F1                                 MIG1/P1                           SP1/A1                                4.3

Not Rated (d)                      Not Rated (d)                     Not Rated (d)                         1.4

                                                                                                         _______

                                                                                                         100.0%

                                                                                                         _______



Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Bonds  which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b) Purchased on a delayed delivery basis.

(c) Securities payable on demand. Variable interest rate--subject to periodic change.

(d) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES              OCTOBER 31, 1998 (UNAUDITED)

                                                                                                    Cost              Value
                                                                                                 ____________      ____________
ASSETS:                          Investments in securities--See Statement of Investments . .      $76,603,565       $81,486,679

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              228,929

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,262,492

                                 Receivable for shares of Beneficial Interest subscribed . .                             70,050

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                                6,147

                                                                                                                  _____________

                                                                                                                     83,054,297

                                                                                                                  _____________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               34,458

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               26,319

                                 Payable for investment securities purchased . . . . . . .                            1,527,431

                                 Payable for shares of Beneficial Interest redeemed  . . .                              605,528

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                                3,919

                                                                                                                  _____________

                                                                                                                      2,197,655

                                                                                                                  _____________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $80,856,642

                                                                                                                  _____________

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                          $74,077,408

                                 Accumulated net realized gain (loss) on investments . . .                            1,896,120

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                            4,883,114

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $80,856,642

                                                                                                                  _____________



                           NET ASSET VALUE PER SHARE
                              --------------------

                                                                               Class A            Class B           Class C

                                                                            _____________       _____________    ______________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $59,626,019         $20,869,249    $      361,374

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . .          2,693,238             942,847            16,332

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . .             $22.14              $22.13            $22.13

                                                                                  _______             _______           _______






                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS         SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                 $2,223,170

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .          $   223,498

                                 Shareholder servicing costs--Note 3(c)  . . . . .              119,262

                                 Distribution fees--Note 3(b)  . . . . . . . . . .               52,851

                                 Professional fees . . . . . . . . . . . . . . . .                6,979

                                 Registration fees . . . . . . . . . . . . . . . .                6,078

                                 Prospectus and shareholders' reports  . . . . . .                5,821

                                 Custodian fees  . . . . . . . . . . . . . . . . .                4,760

                                 Trustees' fees and expenses--Note 3(d)  . . . . .                  508

                                 Loan commitment fees--Note 2  . . . . . . . . . .                  197

                                 Miscellaneous . . . . . . . . . . . . . . . . . .                4,885

                                                                                            ___________

                                    Total Expenses . . . . . . . . . . . . . . . .              424,839

                                 Less--reduction in management fee due to
                                    undertaking--Note 3(a) . . . . . . . . . . . .              (26,386)

                                                                                            ___________

                                    Net Expenses . . . . . . . . . . . . . . . . .                                    398,453

                                                                                                                  ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  1,824,717

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:



                                 Net realized gain (loss) on investments . . . . .           $1,062,638

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .              604,515

                                                                                            ___________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                  1,667,153

                                                                                                                  ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                 $3,491,870

                                                                                                                  ___________







                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended

                                                                                           October 31, 1998       Year Ended

                                                                                             (Unaudited)        April 30, 1998

                                                                                           _______________      _______________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $   1,824,717         $  3,894,454

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .             1,062,638            1,306,332

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .               604,515            2,405,268

                                                                                             _____________         ____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .             3,491,870            7,606,054

                                                                                             _____________         ____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,393,331)          (3,051,372)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (424,838)            (835,063)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (6,548)              (8,019)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                   (847,695)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                   (260,030)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                     (2,729)

                                                                                             _____________         ____________

             Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,824,717)          (5,004,908)

                                                                                             _____________         ____________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,881,256            2,175,343

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,301,600            3,816,097

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               101,706              126,463

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               604,129            1,873,726

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               265,271              650,003

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,242                1,286

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (3,854,695)          (7,168,993)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,574,805)          (1,976,539)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (9,998)                 (41)

                                                                                             _____________         ____________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .            (1,283,294)            (502,655)

                                                                                             _____________         ____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .               383,859            2,098,491

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            80,472,783           78,374,292

                                                                                             _____________         ____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $80,856,642          $80,472,783

                                                                                             _____________         ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                          Shares
                                                                                            ________________________________

                                                                                         Six Months Ended

                                                                                         October 31, 1998        Year Ended

                                                                                            (Unaudited)         April 30, 1998
                                                                                         _______________        _____________

CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          85,517              100,070

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .          27,407               86,362

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (175,563)            (329,855)

                                                                                                ________            _________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .         (62,639)            (143,423)

                                                                                                ________            _________



  Class B

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          59,135              175,410

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .          12,034               29,952

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (71,777)             (90,921)

                                                                                                ________            _________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .            (608)             114,441

                                                                                                ________            _________

  Class C

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,635                5,845

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .             101                   59

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (458)                  (2)

                                                                                                ________            _________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .           4,278                5,902

                                                                                                ________            _________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                    Class A Shares
                                                    ________________________________________________________________________

                                                  Six Months Ended

                                                  October 31, 1998                     Year Ended April 30,
                                                                  _____________________________________________________________

PER SHARE DATA:                                    (Unaudited)        1998         1997        1996        1995        1994
                                              ____________________   _______      _______     _______     _______     _______
   Net asset value, beginning of period  . . .        $21.68          $20.99       $20.84      $20.69      $20.41      $21.23

                                                     _______         _______      _______     _______     _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . .           .51            1.08         1.17        1.20        1.22        1.25

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . .           .46             .99          .41         .45         .28        (.66)

                                                     _______       _______      _______      _______     _______      _______

   Total from Investment Operations  . . . . .           .97          2.07         1.58         1.65        1.50          .59

                                                     _______       _______      _______      _______     _______      _______

   Distributions:

   Dividends from investment income--net . . .          (.51)        (1.08)       (1.17)       (1.20)      (1.22)       (1.25)

   Dividends from net realized gain on investments       --           (.30)        (.26)        (.30)         --         (.13)

   Dividends in excess of net realized gain
       on investments  . . . . . . . . . . . .            --            --           --           --          --         (.03)

                                                     _______       _______      _______      _______     _______      _______

   Total Distributions . . . . . . . . . . . .          (.51)        (1.38)       (1.43)       (1.50)      (1.22)       (1.41)

                                                     _______       _______      _______      _______     _______      _______

   Net asset value, end of period  . . . . . .        $22.14        $21.68       $20.99       $20.84      $20.69       $20.41

                                                     _______       _______      _______      _______     _______      _______

TOTAL INVESTMENT RETURN(1) . . . . . . . . . .          8.95%(2)     10.03%        7.74%        8.06%       7.63%        2.62%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .           .85%(2)       .72%         .37%        .37%         .37%         .39%

   Ratio of net investment income
       to average net assets . . . . . . . . .          4.62%(2)      4.96%        5.54%       5.64%        6.01%        5.78%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . .           .06%(2)       .18%         .55%        .55%         .55%         .55%

   Portfolio Turnover Rate . . . . . . . . . .         24.86%(3)     27.18%       61.22%      49.24%       38.68%        9.68%

   Net Assets, end of period (000's Omitted) . .     $59,626       $59,758      $60,849     $62,864      $68,103      $76,277

------------------

(1) Exclusive of sales load.

(2) Annualized.

(3) Not annualized.



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                                    Class B Shares
                                                    ________________________________________________________________________

                                                  Six Months Ended

                                                  October 31, 1998                     Year Ended April 30,
                                                                  _____________________________________________________________

PER SHARE DATA:                                    (Unaudited)        1998         1997        1996        1995        1994
                                              ____________________   _______      _______     _______     _______     _______

   Net asset value, beginning of period  . . .        $21.68        $20.98       $20.84       $20.69      $20.41       $21.23

                                                     _______       _______      _______      _______     _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . .           .46           .97         1.06         1.09        1.10         1.13

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . .           .45          1.00          .40          .45         .28         (.66)

                                                     _______       _______      _______      _______     _______      _______

   Total from Investment Operations  . . . . .           .91          1.97         1.46         1.54        1.38          .47

                                                     _______       _______      _______      _______     _______      _______

   Distributions:

   Dividends from investment income--net . . .          (.46)         (.97)       (1.06)       (1.09)      (1.10)       (1.13)

   Dividends from net realized gain on investments        --          (.30)        (.26)        (.30)         --         (.13)

   Dividends in excess of net realized gain
       on investments  . . . . . . . . . . . .            --            --           --           --          --         (.03)

                                                     _______       _______      _______      _______     _______      _______

   Total Distributions . . . . . . . . . . . .         (.46)          (1.27)       (1.32)      (1.39)       (1.10)      (1.29)

                                                     _______       _______      _______      _______     _______      _______

   Net asset value, end of period  . . . . . .        $22.13        $21.68       $20.98       $20.84      $20.69       $20.41

                                                     _______       _______      _______      _______     _______      _______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . .          8.35%(2)      9.53%        7.15%        7.51%       7.05%        2.05%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .          1.35%(2)      1.23%         .88%        .88%         .89%         .94%

   Ratio of net investment income
       to average net assets . . . . . . . . .          4.12%(2)      4.44%        5.03%       5.13%        5.46%        5.15%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . .           .07%(2)       .18%         .55%        .55%         .55%         .54%

   Portfolio Turnover Rate . . . . . . . . . .         24.86%(3)     27.18%       61.22%      49.24%       38.68%        9.68%

   Net Assets, end of period (000's Omitted) . .     $20,869       $20,454      $17,396     $17,461      $16,818      $15,878

------------------

(1) Exclusive of sales load.

(2) Annualized.

(3) Not annualized.



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                             Class C Shares

                                                                             ________________________________________________

                                                                          Six Months Ended

                                                                          October 31, 1998          Year Ended April 30,

                                                                                              _______________________________

PER SHARE DATA:                                                              (Unaudited)    1998        1997         1996(1)

                                                                           _________      _______      _______       _______

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .   $21.67        $20.97       $20.83        $20.78

                                                                            _______       _______      _______       _______

   Investment Operations:

   Investment income (loss)--net . . . . . . . . . . . . . . . . . . . . .      .43           .91          .99           .73

   Net realized and unrealized gain (loss) on investments  . . . . . . . .      .46          1.00          .40           .35

                                                                            _______       _______      _______       _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .      .89          1.91         1.39          1.08

                                                                            _______       _______      _______       _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .     (.43)         (.91)        (.99)         (.73)

   Dividends from net realized gain on investments . . . . . . . . . . . .       --          (.30)        (.26)         (.30)

                                                                            _______       _______      _______       _______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . .       (.43)        (1.21)       (1.25)           (1.03)

                                                                            _______       _______      _______       _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .   $22.13        $21.67       $20.97        $20.83

                                                                            _______       _______      _______       _______


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . . . .     8.17%(3)      9.24%        6.79%         7.29%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .     1.60%(3)      1.52%        1.19%         1.18%(3)

   Ratio of net investment income to average net assets  . . . . . . . . .     3.85%(3)      4.10%        4.57%         4.77%(3)

   Decrease reflected in above expense ratios due to undertakings
       by the Manager  . . . . . . . . . . . . . . . . . . . . . . . . . .      .10%(3)       .15%         .54%          .58%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .    24.86%(4)     27.18%       61.22%        49.24%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .     $361          $261         $129            $1
------------------------

(1)  From August 15, 1995 (commencement of initial offering) to April 30, 1996.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.






                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--Significant Accounting Policies:

  Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company, and operates as a series company currently offering thirteen series including the Texas Series (the "Fund"). The Fund' s investment objective is to maximize current income exempt from Federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumption. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credits of $5,252 during the period ended October 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager had undertaken from May 1, 1998 to October 31, 1998 to reduce the management fee paid by the Fund, to the extent that the Fund' s aggregate expenses, (excluding certain expenses as described above) exceeded an annual rate of .85 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $26,386 during the period ended October 31, 1998.

  (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $51,575 and $1,276, respectively, pursuant to the Distribution Plan.

  (C) Under the Shareholder Services Plan, the Fund pays the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services. The
services   provided  may  include  personal  services  relating  to  shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, Class A, Class B and Class C shares were charged $75,377, $25,787 and $426 respectively, pursuant to the Shareholder Services Plan.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, TEXAS SERIES
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $12,632 pursuant to the transfer agency agreement.

  (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Trust an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--Securities Transactions:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998 amounted to $19,696,235 and $24,578,178, respectively.

  At October 31, 1998, accumulated net unrealized appreciation on investments was $4,883,114, consisting of $4,889,415 gross unrealized appreciation and $6,301 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


Dreyfus Premier State Municipal

Bond Fund, Texas Series

200 Park Avenue

New York, NY 10166

Manager

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

Custodian

The Bank of New York

90 Washington Street

New York, NY 10286

Transfer Agent &

Dividend Disbursing Agent

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                         061/621SA9810

                              SEMI-ANNUAL REPORT
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                             Dreyfus Premier State

                              Municipal Bond Fund

                                 Texas Series
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                               OCTOBER 31, 1998

                                  (reg.tm)

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